Lease liabilities - Detailed Information About In Remaining Contractual Maturities Of The Group Lease Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement [LineItems]
Present value of the minimum lease payments	¥ 102,749	¥ 121,213
Within 1 year [member]
Statement [LineItems]
Present value of the minimum lease payments	20,805	20,930
After 1 year but within 2 years [member]
Statement [LineItems]
Present value of the minimum lease payments	19,229	20,045
After 2 years but within 5 years [member]
Statement [LineItems]
Present value of the minimum lease payments	38,950	47,164
After 5 years [member]
Statement [LineItems]
Present value of the minimum lease payments	¥ 23,765	¥ 33,074